UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21423

The Gabelli Dividend & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

The Gabelli Dividend & Income Trust

Semiannual Report — June 30, 2025

To Our Shareholders,

For the six months ended June 30, 2025, the net asset value (NAV) total return of The Gabelli Dividend & Income Trust (the Fund) was 8.9%, compared with a total return of 6.2% for the Standard & Poor’s (S&P) 500 Index. The total return for the Fund’s publicly traded shares was 11.4%. The Fund’s NAV per share was $29.23, while the price of the publicly traded shares closed at $26.01 on the New York Stock Exchange (NYSE). See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2025.

Investment Objective (Unaudited)

The Fund is a diversified, closed-end management investment company. The Fund’s investment objective is to seek a high level of total return with an emphasis on dividends and income. In making stock selections, the Fund’s investment adviser looks for securities that have a superior yield and capital gains potential.

Performance Discussion (Unaudited)

In the first quarter of 2025, a new President was sworn into office. President Trump ran a campaign on immigration reform, tax cuts, less regulation, smaller government, and higher tariffs. The stock market generally applauded the pro-business, pro-growth agenda leading up to the inauguration and during the first few weeks of the new administration. On the immigration front, illegal immigration has basically stopped, but there is not yet a plan for how to reform the overall immigration system. Tax cuts are still being debated in Congress, and smaller government is a slow process. The issue of tariffs, however, has been a major concern for the stock market. Without a clear guideline for what tariffs would be, President Trump declared April 2, 2025, as “Liberation Day” and the day he would outline a tariff proposal. The tariffs he outlined on April 2 were far higher than what the market was expecting. The stock market quickly turned down in the first few days of April, and the uncertainty around tariffs caused major swings in stock market prices. The total return of the S&P 500 was down about 4%, with value stocks, as measured by the S&P/Citigroup Value Index, about flat, and growth stocks, as measured by the S&P/Citigroup Growth Index, which was down by over 8%. Long-term interest rates, as measured by the 10-year U.S. Treasury note, decreased by about 40 basis points during the quarter, from 4.6% to 4.2%. During the first quarter, the Fed did not continue its path of lowering interest rates but instead kept rates steady at 4.5%. We expect the Fed to continue to lower rates this year, but at a slower and more gradual pace. Although inflation has been coming down, the tariff situation makes predicting inflation over the next year very difficult.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

In the second quarter of 2025, President Trump tried to implement many of his economic campaign promises. On the tariff front, April 2 was “Liberation Day”, when new tariff policies were spelled out for our trading partners. The terms of the tariff policies and the dates for when they might begin keep changing, but President Trump is slowly getting various countries to sign new trading deals that incorporate higher tariffs for imported goods. On the campaign promises of taxes and spending, there was a big push by the administration to get a budget deal passed and signed by July 4th. The so-called “Big, Beautiful Bill” was, in fact, passed and signed on July 4. Many of the tax cuts from the first Trump administration were extended and made permanent in the bill, while spending levels in some areas were cut back. Unfortunately, the budget deficit under the new bill did not improve, at least in the short term. In the second quarter, the total return of the S&P 500 was up about 11%, with value stocks, as measured by the S&P/Citigroup Value Index, up only 3%, while growth stocks, as measured by the S&P/Citigroup Growth Index, were up a whopping 19%. Long-term interest rates, as measured by the 10-year U.S. Treasury Note, stayed about flat during the quarter, at 4.2%. During the second quarter, the Fed did not lower interest rates, instead keeping rates steady at approximately 4.5%. We expect the Fed to continue to lower rates this year, but at a slower and gradual pace. Although inflation has been coming down, the tariff situation makes predicting inflation over the next year very difficult.

Top contributors to the portfolio for the first half of 2025 included JPMorgan Chase & Co. (2.4% of total investments as of June 30, 2025), Philip Morris International Inc. (1.3%), and GE Aerospace (1.0%).

Detractors from performance included Herc Holdings, Inc. (0.6%), Apple Inc. (0.7%), and Campbell’s Company (0.4%).

Thank you for your investment in The Gabelli Dividend & Income Trust.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2025 (a) (Unaudited)

	Six Months	1 Year	5 Year	10 Year	15 Year	20 Year	Since Inception (11/28/03)
The Gabelli Dividend & Income Trust (GDV)
NAV Total Return (b)	8.95%	15.40%	13.46%	8.33%	11.30%	8.19%	8.37%
Investment Total Return (c)	11.44	21.76	14.99	8.96	12.32	8.92	8.35
S&P 500 Index	6.20	15.16	16.64	13.65	14.86	10.73	10.65
Dow Jones Industrial Average	4.55	14.72	13.51	12.05	13.16	10.16	9.80

(a)	Performance returns for periods of less than one year are not annualized. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli. com for performance information as of the most recent month end. The S&P 500 Index is an unmanaged indicator of stock market performance. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. Dividends are considered reinvested. You cannot invest directly in an index.
(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and adjustment for the spin-off and are net of expenses. Since inception return is based on an initial NAV of $19.06.
(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustment for the spin-off. Since inception return is based on an initial offering price of $20.00.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2025:

The Gabelli Dividend & Income Trust

Financial Services	18.8%
Health Care	8.3%
U.S. Government Obligations	7.3%
Computer Software and Services	6.5%
Food and Beverage	6.1%
Diversified Industrial	5.0%
Business Services	3.5%
Energy and Utilities: Oil	3.1%
Aerospace	3.0%
Retail	2.9%
Entertainment	2.8%
Electronics	2.8%
Environmental Services	2.6%
Machinery	2.6%
Telecommunications	2.4%
Consumer Products	2.2%
Semiconductors	2.2%
Automotive: Parts and Accessories	2.0%
Equipment and Supplies	1.9%
Building and Construction	1.8%
Energy and Utilities: Natural Gas	1.3%
Energy and Utilities: Integrated	1.3%
Metals and Mining	1.2%
Transportation	0.9%
Specialty Chemicals	0.9%
Computer Hardware	0.8%
Energy and Utilities	0.7%
Energy and Utilities: Services	0.7%
Cable and Satellite	0.7%
Automotive	0.7%
Real Estate Investment Trust	0.6%
Communications Equipment	0.6%
Hotels and Gaming	0.4%
Broadcasting	0.4%
Energy and Utilities: Electric	0.3%
Energy and Utilities: Water	0.3%
Consumer Services	0.2%
Wireless Communications	0.2%
Publishing	0.0%*
Real Estate	0.0%*
Paper and Forest Products	0.0%*
Industrials	0.0%*
Closed-End Funds	0.0%*
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Dividend & Income Trust

Schedule of Investments — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 91.1%
	Aerospace — 3.0%
1,000	Airbus SE	$145,622	$208,803
7,370	Allient Inc.	262,074	267,605
10,000	Astronics Corp.†	153,467	334,800
10,000	Avio SpA	164,576	278,585
1,950	BAE Systems plc, ADR	100,366	204,886
4,000	Ducommun Inc.†	247,973	330,520
2,000	Elbit Systems Ltd.	395,562	899,000
1,000	Embraer SA, ADR	26,040	56,910
5,000	General Dynamics Corp.	1,454,884	1,458,300
11,000	HEICO Corp.	993,446	3,608,000
37,000	Hexcel Corp.	2,348,439	2,090,130
89,000	Howmet Aerospace Inc.	3,959,987	16,565,570
5,000	Innovative Solutions and Support Inc.†	57,450	69,400
700	Karman Holdings Inc.†	15,400	35,259
75,650	L3Harris Technologies Inc.	10,641,573	18,976,046
10,000	Leidos Holdings Inc.	1,538,881	1,577,600
5,500	Lockheed Martin Corp.	2,911,926	2,547,270
2,325	Mercury Systems Inc.†	98,064	125,225
3,213	Northrop Grumman Corp.	1,652,422	1,606,436
10,000	Park Aerospace Corp.	135,958	147,700
1,190,000	Rolls-Royce Holdings plc	2,694,157	15,805,296
36,000	RTX Corp.	3,508,821	5,256,720
56,800	Spirit AeroSystems Holdings Inc., Cl. A†	1,933,663	2,166,920
900	Thales SA	137,854	264,615
69,200	The Boeing Co.†	11,209,664	14,499,476
10,000	Woodward Inc.	1,495,432	2,450,900
		48,283,701	91,831,972
	Automotive — 0.7%
15,000	Daimler Truck Holding AG	440,480	709,774
25,000	Ford Motor Co.	309,175	271,250
7,500	General Motors Co.	289,027	369,075
344,000	Iveco Group NV	2,025,363	6,767,087
104,700	PACCAR Inc.	3,572,713	9,952,782
100,000	Piaggio & C SpA	276,991	221,454
49,500	Traton SE	974,515	1,604,651
		7,888,264	19,896,073
	Automotive: Parts and Accessories — 2.0%
24,000	Aptiv plc†	1,506,951	1,637,280
15,000	Atmus Filtration Technologies Inc.	429,976	546,300
260,432	Dana Inc.	4,184,392	4,466,409
250,000	Dowlais Group plc	242,653	228,546
329,002	Garrett Motion Inc.	2,034,104	3,457,811
183,300	Genuine Parts Co.	15,787,920	22,236,123
4,500	Lear Corp.	529,568	427,410
30,500	Modine Manufacturing Co.†	1,814,371	3,004,250
67,000	Monro Inc.	1,776,211	998,970
Shares		Cost	Market Value
268,500	O’Reilly Automotive Inc.†	$7,907,228	$24,199,905
15,000	Phinia Inc.	607,633	667,350
		36,821,007	61,870,354
	Broadcasting — 0.3%
427,100	Canal+ SA	2,024,446	1,335,498
187,500	Grupo Televisa SAB, ADR	482,169	410,625
30,000	Liberty Broadband Corp., Cl. C†	2,157,768	2,951,400
152,654	Sinclair Inc.	3,459,052	2,109,678
60,000	Sirius XM Holdings Inc.	1,537,587	1,378,200
35,000	TEGNA Inc.	529,985	586,600
		10,191,007	8,772,001
	Building and Construction — 1.8%
11,000	Amrize Ltd.†	606,676	548,718
3,500	Amrize Ltd.†	187,331	173,425
5,000	Arcosa Inc.	397,430	433,550
13,000	Builders FirstSource Inc.†	2,098,796	1,516,970
102,000	Carrier Global Corp.	5,065,665	7,465,380
1,500	Cie de Saint-Gobain SA	121,618	176,056
2,300	CRH plc.	226,782	211,140
7,500	D.R. Horton Inc.	1,038,054	966,900
27,200	Fortune Brands Innovations Inc.	949,376	1,400,256
130,600	Herc Holdings Inc.	8,861,057	17,198,714
11,000	Holcim AG	665,761	816,561
5,000	IES Holdings Inc.†	871,652	1,481,150
134,000	Johnson Controls International plc	5,982,764	14,153,080
17,500	Masterbrand Inc.†	102,927	191,275
11,000	Sika AG	1,412,766	2,986,199
8,325	United Rentals Inc.	3,094,311	6,272,055
		31,682,966	55,991,429
	Business Services — 3.5%
3,000	Fidelity National Information Services Inc.	225,685	244,230
932,100	Havas NV	2,019,217	1,600,836
4,500	ITOCHU Corp.	194,595	236,117
16,000	Jardine Matheson Holdings Ltd.	911,980	768,960
80,000	JCDecaux SE	1,725,812	1,460,658
7,000	Loomis AB	182,901	294,179
12,000	Marubeni Corp.	208,337	242,742
136,300	Mastercard Inc., Cl. A	11,056,436	76,592,422
11,000	Mitsubishi Corp.	244,288	220,603
10,500	Mitsui & Co. Ltd.	236,841	214,878
40,000	Paysafe Ltd.†	778,714	504,800
74,500	Rentokil Initial plc, ADR	2,204,990	1,788,000
13,000	RXO Inc.†	305,894	204,360
30,503	Steel Partners Holdings LP†	318,362	1,206,394
10,000	Sumitomo Corp.	238,849	258,949

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
21,000	U-Haul Holding Co.†	$1,527,297	$1,271,760
71,000	UL Solutions Inc., Cl. A	2,960,404	5,173,060
51,500	Vestis Corp.	839,723	295,095
37,600	Visa Inc., Cl. A	5,990,575	13,349,880
		32,170,900	105,927,923
	Cable and Satellite — 0.7%
15,000	Cogeco Inc.	296,908	740,554
370,000	Comcast Corp., Cl. A	15,285,020	13,205,300
76,500	EchoStar Corp., Cl. A†	1,888,072	2,119,050
22,000	Liberty Latin America Ltd., Cl. A†	164,046	134,200
120,000	Liberty Latin America Ltd., Cl. C†	979,102	746,400
154,500	Rogers Communications Inc., Cl. B	4,397,894	4,582,470
		23,011,042	21,527,974
	Communications Equipment — 0.6%
96,000	Arista Networks Inc.†	3,647,813	9,821,760
106,000	Corning Inc.	2,259,210	5,574,540
7,500	QUALCOMM Inc.	982,475	1,194,450
63,000	Telesat Corp.†	1,649,285	1,539,720
		8,538,783	18,130,470
	Computer Hardware — 0.8%
105,300	Apple Inc.	6,302,946	21,604,401
10,000	Dell Technologies Inc., Cl. C	395,440	1,226,000
5,000	HP Inc.	138,100	122,300
17,500	Micron Technology Inc.	972,900	2,156,875
		7,809,386	25,109,576
	Computer Software and Services — 6.5%
30,000	3D Systems Corp.†	152,485	46,200
1,000	Akamai Technologies Inc.†	78,920	79,760
1,000	Alibaba Group Holding Ltd., ADR	216,505	113,410
27,000	Alphabet Inc., Cl. A	1,497,476	4,758,210
160,900	Alphabet Inc., Cl. C	10,334,495	28,542,051
110,600	Amazon.com Inc.†	9,710,574	24,264,534
8,520	Backblaze Inc., Cl. A†	89,773	46,860
1,250	Capgemini SE	195,334	213,577
4,000	Check Point Software Technologies Ltd.†	454,950	885,000
23,000	Cisco Systems Inc.	963,885	1,595,740
12,800	CrowdStrike Holdings Inc., Cl. A†	1,784,379	6,519,168
7,530	Edgio Inc.†	345,466	2
5,000	Fastly Inc., Cl. A†	42,275	35,300
8,000	Fiserv Inc.†	1,141,965	1,379,280
2,031	Fortinet Inc.†	109,862	214,717
2,500	Gen Digital Inc.	57,350	73,500
Shares		Cost	Market Value
533,589	Hewlett Packard Enterprise Co.	$7,675,233	$10,911,895
4,790	Intuit Inc.	2,008,721	3,772,748
41,100	Kyndryl Holdings Inc.†	631,000	1,724,556
30,750	Meta Platforms Inc., Cl. A	8,793,753	22,696,267
108,500	Microsoft Corp.	9,470,726	53,968,985
9,386	MKS Inc.	825,946	932,593
81,000	N-able Inc.†	1,070,826	656,100
42,700	Oracle Corp.	7,328,648	9,335,501
22,000	Palantir Technologies Inc., Cl. A†	951,894	2,999,040
41,400	Rockwell Automation Inc.	1,380,622	13,751,838
1,000	Rubrik Inc., Cl. A†	32,000	89,590
4,500	SAP SE, ADR	580,385	1,368,450
7,400	ServiceNow Inc.†	2,317,302	7,607,792
32,000	Stratasys Ltd.†	351,251	367,040
19,757	Vimeo Inc.†	77,744	79,818
		70,671,745	199,029,522
	Consumer Products — 2.2%
30,000	Church & Dwight Co. Inc.	1,199,580	2,883,300
198,000	Edgewell Personal Care Co.	6,175,866	4,635,180
33,000	Energizer Holdings Inc.	1,195,446	665,280
95,000	Hanesbrands Inc.†	452,141	435,100
3,995	Nintendo Co. Ltd., ADR	40,182	95,960
223,000	Philip Morris International Inc.	21,050,736	40,614,990
94,670	Spectrum Brands Holdings Inc.	7,967,149	5,017,510
22,500	The Estee Lauder Companies Inc., Cl. A	1,616,107	1,818,000
67,100	The Procter & Gamble Co., CDI	3,929,557	10,690,372
16,000	The Scotts Miracle-Gro Co.	849,623	1,055,360
		44,476,387	67,911,052
	Consumer Services — 0.2%
86,530	Arlo Technologies Inc.†	418,163	1,467,549
14,500	Ashtead Group plc	481,359	929,291
15,000	Avis Budget Group Inc.†	1,667,627	2,535,750
7,000	Travel + Leisure Co.	238,201	361,270
14,000	Uber Technologies Inc.†	1,002,965	1,306,200
		3,808,315	6,600,060
	Diversified Industrial — 5.0%
500	Agilent Technologies Inc.	57,296	59,005
19,117	Albany International Corp., Cl. A	1,629,630	1,340,675
10,555	American Outdoor Brands Inc.†	115,635	110,300
240,000	Ampco-Pittsburgh Corp.†	605,811	710,400
37,000	Ardagh Group SA†	149,980	225,330
10,845	AZZ Inc.	415,635	1,024,635

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
2,000	Belden Inc.	$218,601	$231,600
95,000	Bouygues SA	3,295,487	4,297,162
10,000	Cadre Holdings Inc.	349,774	318,500
10,000	Carpenter Technology Corp.	1,567,724	2,763,800
27,500	CompoSecure Inc., Cl. A†	357,016	387,475
14,800	Crane Co.	1,822,720	2,810,372
1,000	Crane NXT Co.	33,194	53,900
36,900	Eaton Corp. plc	5,052,950	13,172,931
116,000	General Electric Co.	15,311,571	29,857,240
3,500	Graham Corp.†	49,878	173,285
6,000	Greif Inc., Cl. A	339,744	389,940
100,000	Griffon Corp.	1,789,441	7,237,000
14,000	GXO Logistics Inc.†	676,516	681,800
182,800	Honeywell International Inc.	24,333,223	42,570,464
10,500	Hyster-Yale Inc.	351,565	417,690
43,000	ITT Inc.	1,744,589	6,743,690
2,278	Moog Inc., Cl. A	394,221	412,250
10,000	nVent Electric plc	140,660	732,500
13,000	Pentair plc	383,272	1,334,580
10,678	Proto Labs Inc.†	694,954	427,547
100,000	Senior plc	218,132	252,568
1,250	Siemens AG	218,904	320,476
9,000	Smiths Group plc	228,406	277,467
6,500	Sulzer AG	415,548	1,173,105
291,300	Textron Inc.	12,737,641	23,388,477
15,225	The Sherwin-Williams Co.	2,689,845	5,227,656
300,000	Toray Industries Inc.	2,270,748	2,057,845
36,000	Trinity Industries Inc.	739,138	972,360
1,000	VeriSign Inc.	221,412	288,800
		81,620,861	152,442,825
	Electronics — 2.8%
1,000	Garmin Ltd.	183,045	208,720
101,733	Intel Corp.	4,076,078	2,278,819
10,025	Kimball Electronics Inc.†	206,302	192,781
133,000	Resideo Technologies Inc.†	1,074,340	2,933,980
5,650	Signify NV	164,806	152,941
1,768,035	Sony Group Corp., ADR	12,382,675	46,021,951
36,500	TE Connectivity plc	1,047,017	6,156,455
104,330	Texas Instruments Inc.	7,414,183	21,660,995
11,000	Thermo Fisher Scientific Inc.	3,689,672	4,460,060
3,500	Universal Display Corp.	557,137	540,610
2,000	WESCO International Inc.	325,720	370,400
		31,120,975	84,977,712
	Energy and Utilities — 0.6%
95,000	Alliant Energy Corp.	5,010,796	5,744,650
400	Cheniere Energy Inc.	69,824	97,408
21,850	GE Vernova Inc.	3,055,510	11,561,927
Shares		Cost	Market Value
16,000	Northwest Natural Holding Co.	$609,971	$635,520
25,000	NOV Inc.	447,830	310,750
50,000	Venture Global Inc., Cl. A	466,503	779,000
		9,660,434	19,129,255
	Energy and Utilities: Electric — 0.3%
50,000	Algonquin Power & Utilities Corp.	246,750	286,500
2,000	ALLETE Inc.	65,474	128,140
5,000	American Electric Power Co. Inc.	184,350	518,800
29,000	Electric Power Development Co. Ltd.	607,454	494,594
59,000	Evergy Inc.	3,301,401	4,066,870
12,000	Pinnacle West Capital Corp.	468,584	1,073,640
10,000	Portland General Electric Co.	455,250	406,300
32,000	PPL Corp.	962,655	1,084,480
56,600	The AES Corp.	610,489	595,432
6,500	WEC Energy Group Inc.	438,633	677,300
		7,341,040	9,332,056
	Energy and Utilities: Integrated — 1.2%
18,000	Chubu Electric Power Co. Inc.	260,732	222,617
20,000	Endesa SA	506,664	633,501
228,000	Enel SpA	1,036,727	2,163,621
12,500	Eversource Energy	681,111	795,250
33,000	Hawaiian Electric Industries Inc.†	692,881	350,790
410,000	Hera SpA	822,663	1,981,100
16,000	Hokkaido Electric Power Co. Inc.	102,051	83,453
43,000	Iberdrola SA, ADR	886,728	3,310,140
115,000	Korea Electric Power Corp., ADR	1,568,135	1,637,600
23,000	Kyushu Electric Power Co. Inc.	228,450	205,635
23,000	MGE Energy Inc.	492,211	2,034,120
122,000	NextEra Energy Inc.	8,298,974	8,469,240
49,000	NiSource Inc.	397,054	1,976,660
10,000	Northwestern Energy Group Inc.	522,880	513,000
57,500	OGE Energy Corp.	685,360	2,551,850
11,000	Ormat Technologies Inc.	165,000	921,360
75,000	PG&E Corp.	884,256	1,045,500
30,000	Public Service Enterprise Group Inc.	906,080	2,525,400
50,000	Shikoku Electric Power Co. Inc.	878,676	419,256
35,000	The Chugoku Electric Power Co. Inc.	467,006	173,293

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Integrated (Continued)
18,000	The Kansai Electric Power Co. Inc.	$217,251	$213,618
52,000	Tohoku Electric Power Co. Inc.	567,488	379,334
73,000	TXNM Energy Inc.	2,889,507	4,111,360
		24,157,885	36,717,698
	Energy and Utilities: Natural Gas — 1.3%
16,000	APA Corp.	185,550	292,640
190,000	Enterprise Products Partners LP	2,312,589	5,891,900
47,000	Kinder Morgan Inc.	978,429	1,381,800
243,100	National Fuel Gas Co.	12,213,154	20,593,001
82,499	National Grid plc	904,416	1,202,067
20,000	National Grid plc, ADR	987,685	1,488,200
14,300	ONEOK Inc.	524,693	1,167,309
62,000	Sempra	1,011,508	4,697,740
39,000	Southwest Gas Holdings Inc.	1,539,730	2,901,210
44,000	UGI Corp.	1,619,464	1,602,480
		22,277,218	41,218,347
	Energy and Utilities: Oil — 3.1%
63,400	Chevron Corp.	7,046,009	9,078,246
195,800	ConocoPhillips	12,268,932	17,571,092
65,000	Devon Energy Corp.	856,057	2,067,650
123,000	Eni SpA, ADR	4,396,603	3,987,660
367,500	Equinor ASA, ADR	6,846,181	9,238,950
114,300	Exxon Mobil Corp.	6,977,208	12,321,540
15,400	Hess Corp.	957,640	2,133,516
24,000	Innovex International Inc.†	545,070	374,880
117,200	Marathon Petroleum Corp.	3,966,331	19,468,092
32,257	Occidental Petroleum Corp.	1,700,935	1,355,117
100,000	PetroChina Co. Ltd., Cl. H	40,300	85,988
25,000	Petroleo Brasileiro SA - Petrobras, ADR	276,028	312,750
22,000	Phillips 66	1,662,126	2,624,600
75,000	Repsol SA, ADR	1,487,593	1,091,250
90,300	Shell plc, ADR	4,898,073	6,358,023
2,900	Texas Pacific Land Corp.	1,162,701	3,063,531
70,000	TotalEnergies SE, ADR	3,318,049	4,297,300
2,891	Woodside Energy Group Ltd., ADR	66,493	44,608
		58,472,329	95,474,793
	Energy and Utilities: Services — 0.7%
441,025	Halliburton Co.	13,835,221	8,988,089
107,975	Oceaneering International Inc.†	1,353,884	2,237,242
320,200	Schlumberger NV	13,939,197	10,822,760
		29,128,302	22,048,091
Shares		Cost	Market Value
	Energy and Utilities: Water — 0.3%
11,000	American States Water Co.	$138,388	$843,260
6,000	American Water Works Co. Inc.	715,889	834,660
53,000	Essential Utilities Inc.	1,985,426	1,968,420
22,000	H2O America	383,583	1,143,340
74,500	Mueller Water Products Inc., Cl. A	960,965	1,790,980
34,000	Severn Trent plc	876,357	1,275,961
7,500	The York Water Co.	97,904	237,000
8,000	United Utilities Group plc, ADR	212,760	252,000
		5,371,272	8,345,621
	Entertainment — 2.8%
226,000	Atlanta Braves Holdings Inc., Cl. A†	6,478,398	11,121,460
115,500	Atlanta Braves Holdings Inc., Cl. C†	4,453,271	5,401,935
34,800	Caesars Entertainment Inc.†	1,332,259	987,972
3,750	FactSet Research Systems Inc.	1,733,047	1,677,300
53,333	Fox Corp., Cl. A	1,661,592	2,988,781
69,000	Fox Corp., Cl. B	2,183,002	3,562,470
26,000	International Game Technology plc	471,697	411,060
200,000	ITV plc	186,283	226,350
37,880	Madison Square Garden Entertainment Corp.†	1,482,439	1,514,064
52,900	Madison Square Garden Sports Corp.†	5,050,782	11,053,455
16,700	Netflix Inc.†	5,730,022	22,363,471
80,000	Ollamani SAB†	184,264	213,168
92,000	Paramount Global, Cl. A	2,829,213	2,111,400
6,000	Penn Entertainment Inc.†	155,530	107,220
29,880	Sphere Entertainment Co.†	1,068,144	1,248,984
2,000	Spotify Technology SA†	1,398,017	1,534,680
16,500	Take-Two Interactive Software Inc.†	2,592,443	4,007,025
1,900	The Walt Disney Co.	167,941	235,619
70,000	Universal Music Group NV	1,336,742	2,265,905
1,087,100	Vivendi SE	2,078,413	3,750,729
731,000	Warner Bros Discovery Inc.†	8,184,448	8,377,260
		50,757,947	85,160,308
	Environmental Services — 2.6%
172,800	Republic Services Inc.	7,658,788	42,614,208
29,180	Veolia Environnement SA	443,013	1,039,770
85,222	Waste Connections Inc.	4,283,842	15,912,652
94,600	Waste Management Inc.	4,045,898	21,646,372
		16,431,541	81,213,002

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies — 1.9%
9,000	3M Co.	$1,295,453	$1,370,160
3,000	CTS Corp.	108,270	127,830
101,000	Flowserve Corp.	3,768,183	5,287,350
109,500	Graco Inc.	2,259,096	9,413,715
249,250	Mueller Industries Inc.	2,701,153	19,807,898
456,825	RPC Inc.	1,093,504	2,160,782
70,000	Sealed Air Corp.	1,816,046	2,172,100
103,800	The Timken Co.	4,258,019	7,530,690
27,486	Valmont Industries Inc.	6,647,721	8,976,103
9,000	Xerox Holdings Corp.	76,560	47,430
		24,024,005	56,894,058
	Financial Services — 17.8%
216,800	American Express Co.	20,828,532	69,154,864
61,400	American International Group Inc.	3,796,251	5,255,226
9,000	Apollo Global Management Inc.	1,327,570	1,276,830
2,000	Arthur J. Gallagher & Co.	625,200	640,240
218,000	Bank of America Corp.	5,896,466	10,315,760
50,500	Berkshire Hathaway Inc., Cl. B†	11,036,637	24,531,385
14,650	Blackrock Inc.	2,843,646	15,371,512
74,000	Blackstone Inc.	4,607,779	11,068,920
70,000	Blue Owl Capital Inc.	1,377,917	1,344,700
7,174	Brookfield Asset Management Ltd., Cl. A	25,030	396,579
27,000	Brookfield Corp.	100,068	1,669,950
196	Brookfield Wealth Solutions Ltd.	10,357	12,109
12,000	Brooks Macdonald Group plc	291,674	280,844
14,000	Cannae Holdings Inc.	225,924	291,900
1,000	Chubb Ltd.	266,782	289,720
132,500	Citigroup Inc.	6,745,129	11,278,400
18,200	Cullen/Frost Bankers Inc.	1,322,867	2,339,428
11,000	EXOR NV	671,170	1,109,158
128	Farmers & Merchants Bank of Long Beach	959,912	706,560
37,000	Fidelity National Financial Inc.	375,359	2,074,220
2,500	First Citizens BancShares Inc., Cl. A	4,519,039	4,891,175
95,000	FTAI Aviation Ltd.	3,963,058	10,928,800
22,700	HSBC Holdings plc, ADR	777,468	1,379,933
51,600	Interactive Brokers Group Inc., Cl. A	782,407	2,859,156
27,000	Intercontinental Exchange Inc.	3,359,804	4,953,690
155,000	Invesco Ltd.	3,318,821	2,444,350
Shares		Cost	Market Value
5,200	Janus Henderson Group plc	$134,731	$201,968
256,900	JPMorgan Chase & Co.	19,348,870	74,477,879
63,000	KeyCorp.	822,235	1,097,460
129,400	KKR & Co. Inc.	9,897,676	17,214,082
77,000	Loews Corp.	4,757,247	7,057,820
500	LPL Financial Holdings Inc.	119,121	187,485
35,500	M&T Bank Corp.	2,879,551	6,886,645
7,400	Moody’s Corp.	2,990,747	3,711,766
169,860	Morgan Stanley	5,086,935	23,926,480
70,000	National Australia Bank Ltd., ADR	810,381	908,600
124,000	Navient Corp.	904,132	1,748,400
59,200	Northern Trust Corp.	2,487,423	7,505,968
191,997	Oaktree Specialty Lending Corp.	3,489,559	2,622,680
5,000	PayPal Holdings Inc.†	335,979	371,600
833	Resolute Holdings Management Inc.†	31,737	26,548
80,000	Resona Holdings Inc.	381,969	739,974
12,500	S&P Global Inc.	4,434,359	6,591,125
90,000	SLM Corp.	453,093	2,951,100
145,500	State Street Corp.	9,070,301	15,472,470
405,000	SuRo Capital Corp.†	2,138,857	3,325,050
117,500	T. Rowe Price Group Inc.	8,428,187	11,338,750
596,100	The Bank of New York Mellon Corp.	19,413,792	54,310,671
38,500	The Charles Schwab Corp.	2,685,587	3,512,740
25,000	The Goldman Sachs Group Inc.	6,470,826	17,693,750
77,000	The Hartford Insurance Group Inc.	2,581,450	9,768,990
138,000	The PNC Financial Services Group Inc.	13,886,817	25,725,960
63,500	The Travelers Companies Inc.	4,985,351	16,988,790
84,250	W. R. Berkley Corp.	3,692,408	6,189,847
459,300	Wells Fargo & Co.	16,213,164	36,799,116
2,300	Willis Towers Watson plc	175,957	704,950
		229,163,309	546,924,073
	Food and Beverage — 6.1%
24,000	Ajinomoto Co. Inc.	205,201	651,477
120,143	BellRing Brands Inc.†	4,014,576	6,959,884
900,000	China Mengniu Dairy Co. Ltd.	1,077,834	1,845,872
40,000	Conagra Brands Inc.	1,185,588	818,800
154,000	Danone SA	7,451,455	12,582,202
1,900,000	Davide Campari-Milano NV	5,867,433	12,779,580
6,000	Diageo plc	210,666	150,552
111,650	Diageo plc, ADR	16,048,083	11,258,786
70,954	Flowers Foods Inc.	1,053,433	1,133,845
135,000	General Mills Inc.	7,784,549	6,994,350

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
18,000	Heineken Holding NV	$747,987	$1,341,096
260,000	ITO EN Ltd.	5,640,538	5,896,740
125,500	Keurig Dr Pepper Inc.	1,923,642	4,149,030
1,575,000	Kikkoman Corp.	3,773,545	14,633,867
7,800	Lamb Weston Holdings Inc.	484,956	404,430
10,000	Lifecore Biomedical Inc.†	98,907	81,200
108,000	Maple Leaf Foods Inc.	2,081,739	2,250,017
6,000	McCormick & Co. Inc.	290,905	453,056
97,000	Molson Coors Beverage Co., Cl. B	5,369,195	4,664,730
334,500	Mondelēz International Inc., Cl. A	15,011,028	22,558,680
60,000	Morinaga Milk Industry Co. Ltd.	588,860	1,348,703
10,000	Nathan’s Famous Inc.	591,370	1,105,800
5,000	National Beverage Corp.†	228,599	216,200
24,000	Nestlé SA	1,876,188	2,384,422
384,000	Nissin Foods Holdings Co. Ltd.	4,370,561	7,987,723
63,082	Nomad Foods Ltd.	1,602,920	1,071,763
37,000	PepsiCo Inc.	5,021,075	4,885,480
39,300	Pernod Ricard SA	2,820,858	3,916,425
41,500	Post Holdings Inc.†	2,642,790	4,524,745
19,500	Remy Cointreau SA	1,009,026	995,061
4,500	The Boston Beer Co. Inc., Cl. A†	1,307,980	858,645
403,300	The Campbell’s Company	16,702,438	12,361,145
206,300	The Coca-Cola Co.	8,308,021	14,595,725
14,500	The Hain Celestial Group Inc.†	69,882	22,040
6,000	The Hershey Co.	1,005,227	995,700
10,150	The J.M. Smucker Co.	1,280,660	996,730
266,200	The Kraft Heinz Co.	9,719,980	6,873,284
15,000	The Simply Good Foods Co.†	506,386	473,850
25,000	Treatt plc	70,259	89,051
4,000	Unilever plc, ADR	196,144	244,680
10,000	WK Kellogg Co.	121,562	159,400
470,000	Yakult Honsha Co. Ltd.	5,651,869	8,852,991
		146,013,915	186,567,757
	Health Care — 8.3%
30,500	Abbott Laboratories	1,791,668	4,148,305
50,200	AbbVie Inc.	4,794,854	9,318,124
3,000	Amgen Inc.	947,370	837,630
30,000	AstraZeneca plc, ADR	1,643,903	2,096,400
180,000	Avantor Inc.†	4,898,208	2,422,800
200,000	Bausch + Lomb Corp.†	3,161,682	2,602,000
262,200	Baxter International Inc.	10,432,324	7,939,416
13,500	Becton Dickinson & Co.	3,171,763	2,325,375
Shares		Cost	Market Value
2,300	BioMarin Pharmaceutical Inc.†	$179,862	$126,431
11,000	Bio-Rad Laboratories Inc., Cl. A†	4,213,779	2,654,520
45,000	Boston Scientific Corp.†	3,451,676	4,833,450
20,000	Bristol-Myers Squibb Co.	1,169,817	925,800
22,000	Cencora Inc.	1,777,495	6,596,700
9,000	Charles River Laboratories International Inc.†	2,010,958	1,365,570
12,750	Chemed Corp.	4,799,320	6,208,357
10,000	CVS Group plc	127,461	171,581
15,207	DaVita Inc.†	951,142	2,166,237
1,000	Demant A/S†	38,808	41,713
52,500	Elanco Animal Health Inc.†	665,598	749,700
15,000	Elevance Health Inc.	3,500,477	5,834,400
44,600	Eli Lilly & Co.	5,878,955	34,767,038
283,000	Evolent Health Inc., Cl. A†	5,382,697	3,186,580
24,500	Fortrea Holdings Inc.†	436,270	121,030
467	GE HealthCare Technologies Inc.	22,282	34,591
12,510	Gerresheimer AG	811,484	705,567
25,000	Haleon plc	109,817	128,480
50,000	Halozyme Therapeutics Inc.†	2,150,494	2,601,000
17,100	HCA Healthcare Inc.	1,507,999	6,551,010
44,300	Henry Schein Inc.†	3,111,369	3,236,115
34,000	ICU Medical Inc.†	7,005,027	4,493,100
8,600	Incyte Corp.†	600,366	585,660
30,500	Integer Holdings Corp.†	1,181,293	3,750,585
12,900	Intuitive Surgical Inc.†	2,972,055	7,009,989
106,535	Johnson & Johnson	12,579,939	16,273,221
3,735	Kenvue Inc.	47,900	78,174
23,200	Labcorp Holdings Inc.	2,499,779	6,090,232
20,000	Lantheus Holdings Inc.†	1,467,886	1,637,200
5,000	McKesson Corp.	830,495	3,663,900
40,000	Medtronic plc	4,203,444	3,486,800
147,600	Merck & Co. Inc.	11,586,119	11,684,016
195,000	Option Care Health Inc.†	2,267,677	6,333,600
130,000	Owens & Minor Inc.†	2,121,749	1,183,000
100,000	Pacific Biosciences of California Inc.†	2,600,360	124,000
105,700	Perrigo Co. plc	3,240,775	2,824,304
408,000	Pfizer Inc.	12,169,446	9,889,920
25,430	QuidelOrtho Corp.†	1,612,997	732,893
11,000	Smith & Nephew plc	153,437	168,054
28,400	Stryker Corp.	6,208,987	11,235,892
80,000	Surgery Partners Inc.†	1,579,579	1,778,400
2,200	Teladoc Health Inc.†	38,126	19,162
77,000	Tenet Healthcare Corp.†	3,737,044	13,552,000
165,000	Teva Pharmaceutical Industries Ltd., ADR†	2,883,422	2,765,400
40,400	The Cigna Group	8,093,949	13,355,432

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
46,000	The Cooper Companies Inc.†	$2,076,598	$3,273,360
15,000	Treace Medical Concepts Inc.†	238,186	88,200
6,500	UnitedHealth Group Inc.	3,080,632	2,027,805
8,000	Vertex Pharmaceuticals Inc.†	1,552,699	3,561,600
24,500	Viatris Inc.	362,933	218,785
31,300	Zimmer Biomet Holdings Inc.	3,372,353	2,854,873
45,000	Zoetis Inc.	2,340,399	7,017,750
		177,845,183	256,453,227
	Hotels and Gaming — 0.4%
19,000	Accor SA	654,124	992,152
60,200	Boyd Gaming Corp.	364,259	4,709,446
49,000	Entain plc	640,095	606,011
1,100	Flutter Entertainment plc†	229,138	314,336
400	Flutter Entertainment plc†	63,793	113,326
16,500	Golden Entertainment Inc.	513,022	485,595
12,200	Las Vegas Sands Corp.	699,124	530,822
400,000	Mandarin Oriental International Ltd.	680,880	764,000
23,400	MGM Resorts International†	845,930	804,726
16,000	Ryman Hospitality Properties Inc., REIT	784,222	1,578,720
50,000	Super Group SGHC Ltd.	167,162	548,500
4,500	Wyndham Hotels & Resorts Inc.	171,981	365,445
2,500	Wynn Resorts Ltd.	218,752	234,175
		6,032,482	12,047,254
	Industrials — 0.0%
4,500	Clarkson plc	199,403	201,677

	Machinery — 2.6%
66,000	Astec Industries Inc.	2,523,459	2,751,540
1,861,700	CNH Industrial NV	15,735,923	24,127,632
52,600	Deere & Co.	5,728,776	26,746,574
17,000	Oshkosh Corp.	1,904,582	1,930,180
3,500	Otis Worldwide Corp.	176,951	346,570
1,500	Tennant Co.	97,500	116,220
40,000	Twin Disc Inc.	355,151	353,200
5,000	Vertiv Holdings Co., Cl. A	435,955	642,050
166,980	Xylem Inc.	8,810,127	21,600,533
		35,768,424	78,614,499
	Metals and Mining — 1.2%
54,585	Agnico Eagle Mines Ltd.	1,739,668	6,491,794
Shares		Cost	Market Value
16,000	Alliance Resource Partners LP	$3,317	$418,240
10,000	ATI Inc.†	575,122	863,400
124,190	Barrick Mining Corp.	2,395,613	2,585,636
8,000	BHP Group Ltd., ADR	217,549	384,720
14,000	Endeavour Mining plc	282,339	431,695
10,000	Franco-Nevada Corp.	494,836	1,641,784
860	Franco-Nevada Corp., New York	124,722	140,971
204,500	Freeport-McMoRan Inc.	4,185,993	8,865,075
2,500	Materion Corp.	225,667	198,425
267,970	Newmont Corp.	10,272,420	15,611,932
		20,517,246	37,633,672
	Paper and Forest Products — 0.0%
11,500	International Paper Co.	495,875	538,545
2,200	Keweenaw Land Association Ltd.†	56,254	67,982
		552,129	606,527
	Publishing — 0.0%
1,200	Graham Holdings Co., Cl. B	632,929	1,135,404
82,100	Louis Hachette Group	133,380	168,130
		766,309	1,303,534
	Real Estate — 0.0%
5,000	Howard Hughes Holdings Inc.†	342,580	337,500
28,000	Tejon Ranch Co.†	462,458	474,880
		805,038	812,380
	Real Estate Investment Trust — 0.5%
46,500	American Tower Corp.	8,651,874	10,277,430
30,000	Apartment Investment and Management Co., Cl. A	267,714	259,500
16,000	Crown Castle Inc.	1,898,616	1,643,680
1,400	Equinix Inc.	513,747	1,113,658
2,500	The St. Joe Co.	118,315	119,250
12,600	VICI Properties Inc.	362,218	410,760
85,000	Weyerhaeuser Co.	2,638,024	2,183,650
		14,450,508	16,007,928
	Retail — 2.9%
135,000	Arko Corp.	598,663	571,050
93,000	AutoNation Inc.†	5,103,278	18,474,450
900	AutoZone Inc.†	1,349,860	3,341,007
19,000	Bassett Furniture Industries Inc.	96,034	288,800
100	BBB Foods Inc., Cl. A†	2,979	2,776
85,000	CarMax Inc.†	6,588,644	5,712,850
64,500	Chipotle Mexican Grill Inc.†	2,009,667	3,621,675
200,000	Conn’s Inc.†	4,850,850	20
6,900	Costco Wholesale Corp.	3,633,101	6,830,586
135,250	CVS Health Corp.	10,252,937	9,329,545

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
1,800	Ferguson Enterprises Inc.	$327,222	$391,950
2,000	GMS Inc.†	157,478	217,500
87,000	Hertz Global Holdings Inc.†	657,538	594,210
98,500	Ingles Markets Inc., Cl. A	1,382,832	6,242,930
26,400	Lowe’s Companies Inc.	1,280,725	5,857,368
6,500	Macy’s Inc.	116,124	75,790
9,900	MSC Industrial Direct Co. Inc., Cl. A	746,234	841,698
17,000	Penske Automotive Group Inc.	2,612,814	2,920,770
54,986	Rush Enterprises Inc., Cl. B	585,547	2,885,665
217,000	Sally Beauty Holdings Inc.†	2,900,882	2,009,420
348,000	Seven & i Holdings Co. Ltd.	3,718,011	5,613,722
10,000	Starbucks Corp.	986,680	916,300
6,000	The Home Depot Inc.	1,489,514	2,199,840
57,500	The Kroger Co.	3,635,723	4,124,475
82,000	Walgreens Boots Alliance Inc.	2,358,217	941,360
60,000	Walmart Inc.	970,066	5,866,800
		58,411,620	89,872,557
	Semiconductors — 2.2%
31,000	Advanced Micro Devices Inc.†	3,036,459	4,398,900
29,000	Applied Materials Inc.	6,018,836	5,309,030
6,500	ASML Holding NV	2,682,498	5,209,035
2,000	Axcelis Technologies Inc.†	130,741	139,380
55,700	Broadcom Inc.	10,244,137	15,353,705
4,000	Entegris Inc.	349,251	322,600
11,500	GLOBALFOUNDRIES Inc.†	444,769	439,300
200	Hensoldt AG	21,775	22,947
201,000	NVIDIA Corp.	983,258	31,755,990
4,300	NXP Semiconductors NV	970,440	939,507
34,804	SkyWater Technology Inc.†	256,863	342,471
12,000	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,058,555	2,717,880
1,500	Teradyne Inc.	137,990	134,880
		26,335,572	67,085,625
	Specialty Chemicals — 0.8%
10,000	Air Products and Chemicals Inc.	2,415,878	2,820,600
20,000	Ashland Inc.	1,337,899	1,005,600
7,000	Axalta Coating Systems Ltd.†	178,788	207,830
2,500	DSM-Firmenich AG	281,752	265,804
195,000	DuPont de Nemours Inc.	11,209,878	13,375,050
10,000	International Flavors & Fragrances Inc.	762,423	735,500
16,760	Novonesis Novozymes B	418,737	1,201,613
Shares		Cost	Market Value
83,000	Olin Corp.	$1,490,430	$1,667,470
11,000	Rogers Corp.†	1,097,455	753,280
10,000	Sensient Technologies Corp.	675,168	985,200
57,500	Valvoline Inc.†	1,279,657	2,177,525
		21,148,065	25,195,472
	Telecommunications — 2.3%
29,000	AT&T Inc.	576,287	839,260
148,000	BCE Inc.	4,123,357	3,281,160
390,000	Deutsche Telekom AG, ADR	6,745,586	14,270,100
73,750	Eurotelesites AG†	273,068	441,319
62,279	GCI Liberty Inc., Escrow†(a)	0	1
195,000	Hellenic Telecommunications Organization SA, ADR	1,323,723	1,881,750
152,000	Liberty Global Ltd., Cl. C†	1,783,494	1,567,120
44,000	Orange SA, ADR	805,539	668,360
50,000	Pharol SGPS SA†	14,182	3,593
40,500	Proximus SA	943,290	394,060
101,700	Sunrise Communications AG, Cl. A	5,315,027	5,731,960
100,000	Telefonica SA, ADR	421,130	523,000
295,000	Telekom Austria AG	1,695,722	3,353,329
100,000	Telephone and Data Systems Inc.	1,689,988	3,558,000
98,000	Telstra Group Ltd., ADR	1,790,566	1,573,880
200,000	TELUS Corp.	1,109,150	3,212,000
75,500	T-Mobile US Inc.	8,860,249	17,988,630
12,000	VEON Ltd., ADR†	182,320	552,840
201,800	Verizon Communications Inc.	9,464,914	8,731,886
149,600	Vodafone Group plc, ADR	1,797,257	1,594,736
		48,914,849	70,166,984
	Transportation — 0.9%
28,840	Canadian Pacific Kansas City Ltd.	167,897	2,286,147
15,500	Ferrari Group plc	139,078	163,228
168,000	GATX Corp.	5,553,004	25,798,080
		5,859,979	28,247,455
	Wireless Communications — 0.2%
84,500	United States Cellular Corp.†	3,278,828	5,405,465

	TOTAL COMMON STOCKS	1,481,780,171	2,798,698,258

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	CLOSED-END FUNDS — 0.0%
40,000	Altaba Inc., Escrow†	$0	$54,000

	PREFERRED STOCKS — 0.9%
	Broadcasting — 0.1%
84,335	Liberty Broadband Corp., Ser. A, 7.000%	2,014,445	2,104,158

	Business Services — 0.0%
17,595	Steel Partners Holdings LP, Ser. A, 6.000%, 02/07/26	421,215	430,022

	Consumer Services — 0.0%
8,088	QVC Group Inc., 8.000%, 03/15/31	170,881	55,565

	Diversified Industrial — 0.0%
2,000	Jungheinrich AG	67,450	94,142

	Energy and Utilities: Electric — 0.0%
7,774	SCE Trust IV, Ser. J, 5.375%	191,502	175,226

	Energy and Utilities: Services — 0.0%
14,300	Enbridge Inc., Ser. F, 5.538%	193,558	214,014

	Financial Services — 0.6%
30,441	Athene Holding Ltd., Ser. B, 5.625%	671,749	607,602
85,000	Bank of America Corp., 5.375%	1,997,103	1,854,700
70,244	Compass Diversified Holdings, Ser. A, 7.250%	1,618,989	1,175,182
82,592	Compass Diversified Holdings, Ser. B, 7.875%	1,943,157	1,534,559
9,192	Compass Diversified Holdings, Ser. C, 7.875%	151,730	173,269
88,717	DigitalBridge Group Inc., Ser. H, 7.125%	2,037,497	1,856,847
15,487	Enstar Group Ltd., Ser. D, 7.000%	301,931	311,444
19,757	Enstar Group Ltd., Ser. E, 7.000%	400,413	405,019
225,000	JPMorgan Chase & Co., 4.200%	4,458,202	4,029,750
3,500	MetLife Inc., Ser. A, 5.580%	84,412	81,130
5,000	PhenixFIN Corp., 5.250%, 11/01/28	114,426	117,700
16,616	State Street Corp., Ser. G, 5.350%	400,328	360,900
3,753	Stifel Financial Corp., Ser. B, 6.250%	93,615	88,533
90,142	The Allstate Corp., Ser. H, 5.100%	2,070,864	1,856,925
Shares		Cost	Market Value
88,038	The Charles Schwab Corp., Ser. J, 4.450%	$1,825,376	$1,667,440
17,750	The Goldman Sachs Group Inc., Ser. D, 5.232%	404,166	368,312
50,100	Truist Financial Corp., Ser. R, 4.750%	1,021,827	949,896
		19,595,785	17,439,208
	Health Care — 0.0%
2,296	XOMA Royalty Corp., Ser. A, 8.625%	42,594	59,076

	Real Estate Investment Trust — 0.1%
20,564	Arbor Realty Trust Inc., Ser. E, 6.250%	395,224	352,055
75,572	Chimera Investment Corp., Ser. A, 8.000%	1,755,848	1,681,477
88,759	KKR Real Estate Finance Trust Inc., Ser. A, 6.500%	1,793,036	1,792,932
		3,944,108	3,826,464
	Telecommunications — 0.1%
137,500	AT&T Inc., Ser. C, 4.750%	2,813,953	2,626,250

	TOTAL PREFERRED STOCKS	29,455,491	27,024,125

	MANDATORY CONVERTIBLE SECURITIES(b) — 0.3%
	Aerospace — 0.0%
1,500	The Boeing Co., 6.000%, 10/15/27	76,180	102,000

	Energy and Utilities — 0.1%
89,500	El Paso Energy Capital Trust I, 4.750%, 03/31/28	3,290,614	4,368,495

	Energy and Utilities: Integrated — 0.1%
73,863	NextEra Energy Inc., 6.926%, 09/01/25	3,195,622	2,935,316

	Specialty Chemicals — 0.1%
47,224	Albemarle Corp., 7.250%, 03/01/27	1,993,006	1,515,890

	TOTAL MANDATORY CONVERTIBLE SECURITIES	8,555,422	8,921,701

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
32,000	Ampco-Pittsburgh Corp., expire 08/01/25†	21,862	608

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	WARRANTS (Continued)
	Energy and Utilities: Oil — 0.0%
6,000	Occidental Petroleum Corp., expire 08/03/27†	$29,700	$124,260
	TOTAL WARRANTS	51,562	124,868

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.0%
	Cable and Satellite — 0.0%
$200,000	AMC Networks Inc., 4.250%, 02/15/29	197,887	169,000

	CORPORATE BONDS — 0.4%
	Financial Services — 0.4%
	Capital One Financial Corp., Ser. M, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.16%)
1,500,000	3.950%(c)(d)	1,421,255	1,471,471
1,000,000	5.500%(c)(d)	957,500	989,649
1,500,000	Citigroup Inc., Ser. X, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.42%), 3.875%(c)(d)	1,455,003	1,486,950
1,500,000	Citizens Financial Group Inc., Ser. G, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.22%), 4.000%(c)(d)	1,432,504	1,461,085
1,000,000	Comerica Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.29%), 5.625%(c)(d)	995,000	1,000,000
1,500,000	Fifth Third Bancorp, Ser. L, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.22%), 4.500%(c)(d)	1,488,750	1,496,629
1,500,000	The Charles Schwab Corp., Ser. H, (10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.08%), 4.000%(c)(d)	1,335,006	1,385,886
Principal Amount		Cost	Market Value
$1,000,000	The Goldman Sachs Group Inc., Ser. U, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.92%), 3.650%(c)(d)	$953,505	$981,478
1,000,000	Truist Financial Corp., Ser. P, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.61%), 4.950%(c)(d)	996,250	1,000,571
		11,034,773	11,273,719
	TOTAL CORPORATE BONDS	11,034,773	11,273,719

	U.S. GOVERNMENT OBLIGATIONS — 7.3%
228,352,000	U.S. Treasury Bills, 4.083% to 4.347%††, 07/10/25 to 12/26/25	226,211,648	226,200,495

TOTAL INVESTMENTS — 100.0%		$1,757,286,954	3,072,466,166

Other Assets and Liabilities (Net)			2,119,822

PREFERRED SHARES
(22,969,180 preferred shares outstanding)			(484,434,400)

NET ASSETS — COMMON SHARES
(88,619,647 common shares outstanding)			$2,590,151,588

NET ASSET VALUE PER COMMON SHARE
($2,590,151,588 ÷ 88,619,647 shares outstanding)			$29.23

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(c)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of June 30, 2025.
(d)	Security is perpetual and has no stated maturity date.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CDI	CHESS (Australia) Depository Interest
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Geographic Diversification	% of Total Investments	Market Value
North America	87.8%	$2,698,317,769
Europe	8.6	264,324,146
Japan	3.2	97,266,042
Asia/Pacific	0.3	10,845,518
Latin America	0.1	1,712,691
Total Investments	100.0%	$3,072,466,166

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Statement of Assets and Liabilities

June 30, 2025 (Unaudited)

Assets:
Investments, at value (cost $1,757,286,954)	$3,072,466,166
Cash	98,332
Foreign currency, at value (cost $10,907)	10,939
Receivable for investments sold	2,396,735
Dividends and interest receivable	3,594,720
Deferred offering expense	78,106
Prepaid expenses	63,479
Total Assets	3,078,708,477
Liabilities:
Distributions payable	379,391
Payable for investments purchased	920,284
Payable for investment advisory fees	2,472,469
Payable for offering costs	61,050
Payable for payroll expenses	45,293
Payable for accounting fees	7,500
Series J Cumulative Preferred Stock, callable and mandatory redemption 03/26/28 (See Notes 2 and 6)	145,100,000
Series M Cumulative Preferred Stock, callable and mandatory redemption 12/26/26 (See Notes 2 and 6)	156,500,000
Other accrued expenses	236,502
Total Liabilities	305,722,489
Cumulative Preferred Shares, each at $0.001 par value:
Series H (5.375%, $25 liquidation value per share, 2,000,000 shares authorized with 1,910,360 shares issued and outstanding)	47,759,000
Series K (4.250%, $25 liquidation value per share, 6,000,000 shares authorized with 5,403,016 shares issued and outstanding)	135,075,400
Total Preferred Shares	182,834,400
Net Assets Attributable to Common Shareholders	$2,590,151,588

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$1,261,664,982
Total distributable earnings	1,328,486,606
Net Assets	$2,590,151,588

Net Asset Value per Common Share at $0.001 par value:
($2,590,151,588 ÷ 88,619,647 shares outstanding; unlimited number of shares authorized)	$29.23

Statement of Operations

For the Six Months Ended June 30, 2025 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $546,567)	$26,332,119
Interest	5,139,553
Total Investment Income	31,471,672
Expenses:
Investment advisory fees	14,637,547
Interest expense on preferred stock	6,945,492
Shareholder communications expenses	285,570
Trustees’ fees	159,000
Custodian fees	116,873
Legal and audit fees	116,605
Payroll expenses	90,825
Shelf offering expense	56,803
Shareholder services fees	28,823
Accounting fees	22,500
Interest expense	311
Miscellaneous expenses	157,500
Total Expenses	22,617,849
Less:
Expenses paid indirectly by broker (See Note 5)	(14,636)
Net Expenses	22,603,213
Net Investment Income	8,868,459

Net Realized and Unrealized Gain on Investments and Foreign Currency:
Net realized gain on investments	61,701,097
Net realized gain on foreign currency transactions	15,928
Net realized gain on investments and foreign currency transactions	61,717,025
Net change in unrealized appreciation/depreciation:
on investments	145,683,761
on foreign currency translations	133,255
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	145,817,016
Net Realized and Unrealized Gain on Investments and Foreign Currency	207,534,041
Net Increase in Net Assets Resulting from Operations	216,402,500
Total Distributions to Preferred Shareholders	(4,174,118)
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$212,228,382

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations:
Net investment income	$8,868,459	$19,022,098
Net realized gain on investments and foreign currency transactions	61,717,025	141,847,496
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	145,817,016	147,009,085
Net Increase in Net Assets Resulting from Operations	216,402,500	307,878,679

Distributions to Preferred Shareholders from Accumulated Earnings	(4,174,118)*	(8,842,401)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	212,228,382	299,036,278

Distributions to Common Shareholders:
Accumulated earnings	(66,156,667)*	(118,382,265)
Return of capital	(8,536,344)*	—
Total Distributions to Common Shareholders	(74,693,011)	(118,382,265)

Fund Share Transactions:
Net decrease from repurchase of common shares	(12,703,600)	(20,259,551)
Net increase in net assets from repurchase of preferred shares	565,722	1,273,976
Offering costs and adjustments to offering costs for preferred shares charged to paid-in capital	(1,650)	(2,100)
Net Decrease in Net Assets from Fund Share Transactions	(12,139,528)	(18,987,675)

Net Increase in Net Assets Attributable to Common Shareholders	125,395,843	161,666,338

Net Assets Attributable to Common Shareholders:
Beginning of year	2,464,755,745	2,303,089,407
End of period	$2,590,151,588	$2,464,755,745

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Statement of Cash Flows

For the Six Months Ended June 30, 2025 (Unaudited)

Net increase in net assets attributable to common shareholders resulting from operations	$212,228,382

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash from Operating Activities:
Purchase of long term investment securities	(105,052,625)
Proceeds from sales of long term investment securities	196,564,887
Net purchases of short term investment securities	(6,583,158)
Net realized gain on investments	(61,701,097)
Net change in unrealized appreciation on investments	(145,683,761)
Net amortization of discount	(4,882,404)
Increase in receivable for investments sold	(687,120)
Decrease in dividends and interest receivable	342,203
Decrease in deferred offering expense	11,071
Increase in prepaid expenses	(12,810)
Increase in payable for investments purchased	441,853
Increase in payable for offering costs	45,732
Decrease in payable for investment advisory fees	(89,588)
Decrease in payable for payroll expenses	(8,446)
Increase in payable for accounting fees	3,750
Decrease in other accrued expenses	(198,367)
Net cash provided by operating activities	84,738,502

Net decrease in net assets resulting from financing activities:
Redemption of Series H 5.375% Cumulative Preferred Stock	(677,649)
Redemption of Series K 4.250% Cumulative Preferred Shares	(1,503,404)
Issuance of Series M 5.200% Cumulative Preferred Stock	6,500,000
Offering costs for preferred shares charged to paid-in capital	(1,650)
Distributions to common shareholders	(76,249,705)
Repurchase of common shares	(12,703,600)
Decrease in payable to bank	(6,831)
Net cash used in financing activities	(84,642,839)
Net increase in cash	95,663
Cash (including foreign currency):
Beginning of year	13,608
End of period	$109,271

Supplemental disclosure of cash flow information:
Interest paid on preferred shares	$6,945,492
Interest paid on bank overdrafts	311

The following table provides a reconciliation of cash and foreign currency reported within the Statement of Assets and Liabilities that sum to the total of the same amount above at June 30, 2025:

Cash	$98,332
Foreign currency, at value	10,939
$109,271

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2025		Year Ended December 31,
	(Unaudited)		2024		2023		2022		2021		2020
Operating Performance:
Net asset value, beginning of year	$27.65		$25.58		$24.07		$29.73			$25.02	$24.12
Net investment income	0.10		0.21		0.27		0.20			0.18	0.26
Net realized and unrealized gain/(loss) on investments, securities sold short, and foreign currency transactions	2.34		3.24		2.64		(4.36)			6.02	1.97
Total from investment operations	2.44		3.45		2.91		(4.16)			6.20	2.23

Distributions to Preferred Shareholders: (a)
Net investment income	(0.01	)*	(0.03)		(0.03)		(0.02)			(0.02)	(0.03)
Net realized gain	(0.04	)*	(0.07)		(0.07)		(0.09)			(0.10)	(0.14)
Total distributions to preferred shareholders	(0.05)		(0.10)		(0.10)		(0.11)			(0.12)	(0.17)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	2.39		3.35		2.81		(4.27)			6.08	2.06

Distributions to Common Shareholders:
Net investment income	(0.14	)*	(0.35)		(0.28)		(0.20)			(0.21)	(0.23)
Net realized gain	(0.60	)*	(0.97)		(0.73)		(1.20)			(1.17)	(1.08)
Return of capital	(0.10	)*	—		(0.31)		(0.01)			—	(0.01)
Total distributions to common shareholders	(0.84)		(1.32)		(1.32)		(1.41)			(1.38)	(1.32)

Fund Share Transactions:
Increase in net asset value from repurchase of common shares	0.02		0.03		0.01		0.01			0.00 (b)	0.01
Increase in net asset value from repurchase of preferred shares	0.01		0.01		0.01		0.01			0.07	0.15
Offering costs and adjustment to offering costs for preferred shares charged to paid-in capital	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)		(0.06)	—
Offering costs and adjustment to offering costs for common shares charged to paid-in capital	—		—		—		—			—	0.00 (b)
Total Fund share transactions	0.03		0.04		0.02		0.02			0.01	0.16

Net Asset Value, End of Period	$29.23		$27.65		$25.58		$24.07			$29.73	$25.02
NAV total return †	8.95%		13.44%		12.14%		(14.37)%			24.74%	10.47%
Market value, end of period	$26.01		$24.15		$21.64		$20.61			$27.00	$21.46
Investment total return ††	11.44%		18.09%		11.91%		(18.58)%			32.81%	5.06%
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$3,074,586		$2,945,437		$2,647,774		$2,518,290		$		$2,572,913
Net assets attributable to common shares, end of period (in 000’s)	$2,590,152		$2,464,756		$2,303,089		$2,171,240		$		$2,263,638

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2025		Year Ended December 31,
	(Unaudited)		2024		2023		2022		2021	2020
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	0.72	%(c)	0.78%		1.12%		0.76%		0.62%	1.22%
Ratio of operating expenses to average net assets attributable to common shares before fees waived/fee reduction (d)(e)	1.84	%(c)	1.52%		1.36%		1.36%		1.28%	1.30%
Ratio of operating expenses to average net assets attributable to common shares net of fees waived/fee reduction, if any (d)	1.84	%(c)(f)	1.52	%(f)	1.36	%(f)	1.35	%(f)	1.28%	1.25	%(f)
Portfolio turnover rate	4%		13%		10%		10%		12%	16%

Cumulative Preferred Shares:
Auction Market Series B Preferred (g)
Liquidation value, end of period (in 000’s)	—		—		$2,050		$2,050		$2,050	$66,175
Total shares outstanding (in 000’s)	—		—		0	(h)	0	(h)	0 (h)	3
Liquidation preference per share	—		—		$25,000		$25,000		$25,000	$25,000
Liquidation value (i)	—		—		$25,000		$25,000		$25,000	$25,000
Asset coverage per share(j)	—		—		$192,043		$181,407		$173,763	$207,979

Auction Market Series C Preferred (k)
Liquidation value, end of period (in 000’s)	—		—		$1,350		$1,350		$1,350	$81,100
Total shares outstanding (in 000’s)	—		—		0	(h)	0	(h)	0 (h)	3
Liquidation preference per share	—		—		$25,000		$25,000		$25,000	$25,000
Liquidation value (i)	—		—		$25,000		$25,000		$25,000	$25,000
Asset coverage per share (j)	—		—		$192,043		$181,407		$173,763	$207,979

Auction Rate Series E Preferred (l)
Liquidation value, end of period (in 000’s)	—		—		$3,100		$3,100		$3,100	$12,000
Liquidation preference per share	—		—		$25,000		$25,000		$25,000	$25,000
Liquidation value (i)	—		—		$25,000		$25,000		$25,000	$25,000
Asset coverage per share (j)	—		—		$192,043		$181,407		$173,763	$207,979

5.250%Series G Preferred (m)
Liquidation value, end of period (in 000’s)	—		—		—		—		$100,000	$100,000
Total shares outstanding (in 000’s)	—		—		—		—		4,000	4,000
Liquidation preference per share	—		—		—		—		$25.00	$25.00
Average market value (n)	—		—		—		—		$25.60	$25.77
Asset coverage per share (j)	—		—		—		—		$173.76	$207.98

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2025	Year Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
5.375% Series H Preferred
Liquidation value, end of period (in 000’s)	$47,759	$48,501	$49,715	$49,820	$50,000	$50,000
Total shares outstanding (in 000’s)	1,910	1,940	1,989	1,993	2,000	2,000
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (n)	$23.29	$23.89	$24.05	$24.96	$27.46	$26.49
Asset coverage per share (j)	$158.67	$153.19	$192.04	$181.41	$173.76	$207.98

4.500% Series J Preferred
Liquidation value, end of period (in 000’s)	$145,100	$145,100	$145,100	$145,100	$145,100	—
Total shares outstanding (in 000’s)	6	6	6	6	6	—
Liquidation preference per share	$25,000	$25,000	$25,000	$25,000	$25,000	—
Average market value (n)	$25,000	$25,000	$25,000	$25,000	$25,000	—
Asset coverage per share (j)	$158,669	$153,191	$192,043	$181,407	$173,763	—

4.250% Series K Preferred
Liquidation value, end of period (in 000’s)	$135,075	$137,080	$143,369	$145,630	$150,000	—
Total shares outstanding (in 000’s)	5,403	5,483	5,735	5,825	6,000	—
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	—
Average market value (n)	$18.58	$19.36	$19.29	$20.34	$25.38	—
Asset coverage per share (j)	$158.67	$153.19	$192.04	$181.41	$173.76	—

5.200% Series M Preferred
Liquidation value, end of period (in 000’s)	$156,500	$150,000	—	—	—	—
Total shares outstanding (in 000’s)	15,650	15,000	—	—	—	—
Liquidation preference per share	$10.00	$10.00	—	—	—	—
Average market value (n)	$10.00	$10.00	—	—	—	—
Asset coverage per share (j)	$63.47	$61.28	—	—	—	—
Asset Coverage (o)	635%	613%	768%	726%	695%	832%

†	Based on net asset value per share and reinvestment of distributions at net asset value on the ex-dividend date. Total return for a period of less than one year is not annualized.
††	Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on the record dates throughout the periods.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(e)	Ratio of operating expenses to average net assets including liquidation value of preferred shares before fee waived for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023, 2022, 2021, and 2020 would have been 1.54%, 1.32%, 1.17%, 1.17%, 1.13%, and 1.07%, respectively.
(f)	Ratio of operating expenses to average net assets including liquidation value of preferred shares net of advisory fee reduction for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023, 2022, and 2020 would have been 1.54%, 1.32%, 1.17%, 1.17%, and 1.03%, respectively.
(g)	The Fund redeemed and retired all its outstanding Series B Shares on June 26, 2024.
(h)	Actual number of shares outstanding is fewer than 1,000.
(i)	Since February 2008, the weekly auctions have failed. Holders that have submitted orders have not been able to sell any or all of their shares in the auction.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Financial Highlights (Continued)

(j)	Asset coverage per share is calculated by combining all series of preferred shares.
(k)	The Fund redeemed and retired all its outstanding Series C Shares on June 27, 2024.
(l)	The Fund redeemed and retired all its outstanding Series E Shares on June 28, 2024.
(m)	The Fund redeemed and retired all its outstanding Series G Shares on January 31, 2022.
(n)	Based on weekly prices.
(o)	Asset coverage is calculated by combining all series of preferred shares.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Dividend & Income Trust (the Fund) was organized on November 18, 2003 as a Delaware statutory trust. The Fund is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund commenced investment operations on November 28, 2003.

The Fund’s investment objective is to provide a high level of total return on its assets with an emphasis on dividends and income. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in dividend paying securities (such as common and preferred shares) or other income producing securities (such as fixed income debt securities and securities that are convertible into equity securities).

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Company’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Diversified Industrial	$152,217,495	$225,330	—	$152,442,825
Telecommunications	70,166,983	—	$1	70,166,984
Other Industries (b)	2,576,088,449	—	—	2,576,088,449
Total Common Stocks	2,798,472,927	225,330	1	2,798,698,258
Closed-End Funds	—	54,000	—	54,000
Preferred Stocks (b)	27,024,125	—	—	27,024,125
Mandatory Convertible Securities (b)	8,921,701	—	—	8,921,701
Warrants (b)	124,868	—	—	124,868
Convertible Corporate Bonds (b)	—	169,000	—	169,000
Corporate Bonds (b)	—	11,273,719	—	11,273,719
U.S. Government Obligations	—	226,200,495	—	226,200,495
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,834,543,621	$237,922,544	$1	$3,072,466,166

(a)	The inputs for this security are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

At June 30, 2025, the total value of Level 3 investments for the Fund was less than 1% of total net assets.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Series J and Series M Cumulative Preferred Stock. For financial reporting purposes only, the liquidation value of preferred stock that has a mandatory call date is classified as a liability within the Statement of Assets and Liabilities and the dividends paid on this preferred stock are included as a component of “Interest expense on preferred stock” within the Statement of Operations. Offering costs are amortized over the life of the preferred stock.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2025, there were no short sales outstanding.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Stockholders in the Fund would bear the pro rata portion of the periodic expenses of the

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2025, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. At June 30, 2025, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders. Distributions to common stockholders are recorded on the ex-dividend date. Distributions to stockholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Starting with the monthly distribution payable on January 24, 2025, to shareholders of record January 16, 2025, the annual distribution increased to $1.68 per share, to be paid $0.14 per share monthly. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.375% Series H Preferred Shares, Series J Cumulative Term Preferred Shares, 4.250% Series K Preferred Shares, and 5.200% Series M Preferred Shares (Preferred Shares) are recorded on a daily basis and are determined as described in Note 6.

The tax character of distributions paid during the year ended December 31, 2024 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income	$39,396,047	$2,942,634
Net long term capital gains	78,986,218	5,899,767
Total distributions paid	$118,382,265	$8,842,401

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,768,535,766	$1,405,241,053	$(101,310,653)	$1,303,930,400

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2025, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended June 30, 2025, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent, and exercised dispositive control, with respect to Ryman Hospitality Properties, Inc.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2025, other than short term securities and U.S. Government obligations, aggregated $96,730,648 and $187,204,240, respectively. Purchases and sales of U.S. Government obligations for the six months ended June 30, 2025, aggregated $494,429,681 and $487,846,522, respectively.

5. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2025, the Fund paid $2,271 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2025, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $14,636.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended June 30, 2025, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2025, the Fund accrued $90,825 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee, Audit Committee Chairman, and Nominating Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase and retirement of its common shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2025 and the year ended December 31, 2024, the Fund repurchased and retired 533,914 and 864,994 common shares in the open market at investments of $12,703,600 and $20,259,551, respectively, and at average discounts of approximately 12.59% and 14.68% from its NAV.

Transactions in shares of common stock were as follows:

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Net decrease from repurchase of common shares	(533,914)	$(12,703,600)	(864,994)	$(20,259,551)

As of June 30, 2025 Fund had an effective shelf registration authorizing the offering of $500 million of common or preferred shares or notes.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statements of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series H, Series J, Series K, and Series M Preferred Shares at redemption prices of $25, $25,000, $25, and $10, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

For Series B, Series C, and Series E Preferred Shares, the dividend rates were typically set by an auction process generally held every seven days, and were typically expected to vary with short term interest rates. Since February 2008, the number of Series B, Series C, and Series E Preferred Shares subject to bid orders by potential holders had been less than the number of shares of Series B, Series C, and Series E Preferred Shares subject to sell orders. Holders that submitted sell orders had not been able to sell any or all of the Series B, Series C, and Series E Preferred Shares for which they submitted sell orders. Therefore the weekly auctions failed, and the dividend rate had been the maximum rate.

Since December 31, 2021, the seven day ICE LIBOR rate ceased to be published and was no longer representative. Because the Series B, Series C, and Series E Preferred Shares have no other effective alternative rate setting provision, a last resort fallback of fixing this LIBOR based reference rate at its last published rate applied. The last published seven day ICE LIBOR rate was 0.076%, which resulted in a maximum rate for Series B, Series C, and Series E Preferred Shares of 2.076%, 2.076%, and 3.576%, respectively. The absence of successful auctions that established dividend rates based on prevailing short term interest rates could have led to economic results for the Fund and holders of the Series B, Series C, and Series E Preferred Shares since the rates payable on the Series B, Series C, and Series E Preferred Shares were no longer likely to be representative of prevailing market rates.

On April 14, 2021 the Fund completed a tender offer (the Offer) under which holders of the Series B Auction Market Preferred Shares, Series C Auction Rate Preferred Shares, and Series E Auction Rate Preferred Shares (the Auction Rate Preferred Shares) could exchange each Auction Rate Preferred Share for 0.96 shares of each newly issued Series J Preferred Share. Shareholders tendered 2,565 Series B Auction Market Preferred Shares, 3,190 Series C Auction Market Preferred Shares, and 356 Series E Auction Rate Preferred Shares, in exchange for 5,804 Series J Preferred and cash in lieu of fractional shares. On June 26, June 27, and June 28, 2024, respectively, the Fund redeemed all Series B Preferred Shares, Series C Preferred Shares, and Series E Preferred Shares at the redemption prices of $25,000 per share.

Holders of Series J Preferred Shares are entitled to receive, when, as and if declared by, or under authority granted by, the Board, out of funds legally available therefor, cumulative cash dividends and distributions, calculated separately for each dividend period, (i) at an annualized dividend rate of 1.70% of the $25,000 per share liquidation preference on the Series J Preferred Shares for the quarterly dividend periods ending on or prior to March 26, 2024 and (ii) at an annualized dividend rate of 4.50% of the $25,000 per share liquidation preference on the Series J Preferred Shares for all remaining quarterly dividend periods until the Series J Preferred Shares’ mandatory redemption date of March 26, 2028. Dividends and distributions on Series J Preferred Shares will be payable quarterly on March 26, June 26, September 26, and December 26 in each year commencing on June 26, 2021. The Series J Preferred Shares are subject to mandatory redemption by the Fund on March 26, 2028 and in certain other circumstances.

On October 11, 2024, June 6, 2025, and June 26, 2025, respectively, the Fund issued 15,000,000 shares, 300,000 shares, and 350,000 shares of 5.200% Series M Preferred, receiving $149,850,000, $3,000,000, and $3,500,000, respectively, after deduction of estimated offering expenses. The Series M Preferred has a liquidation preference of $10 per share, is callable at the Fund’s option on December 26, 2025, is puttable during the 60-day period ending December 26, 2025, and June 26, 2026, and has a mandatory redemption date

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

on December 26, 2026. On May 1, 2025 the Board approved an increase in the distribution rate of the Series M Preferred to 5.200%.

On January 31, 2022, the Fund redeemed and retired all remaining outstanding shares of Series G Preferred at the liquidation value of $25 per share plus accrued and unpaid dividends.

The Fund, at its option, may redeem the 5.375% Series H Cumulative Preferred Shares, in whole or in part at the liquidation preference plus accumulated and unpaid dividends. The Board has authorized the repurchase of Series H and Series K Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2025 and the year ended December 31, 2024, the Fund repurchased and retired 29,668 and 48,572 Series H Preferred at investments of $677,648 and $1,186,060, and at average discounts of approximately 8.72% and 2.41%. During the six months ended June 30, 2025 and the year ended December 31, 2024, the Fund repurchased and retired 76,403 and 251,560 Series K Preferred at investments of $1,408,404 and $5,043,264, respectively, and at average discounts of approximately 26.34% and 19.96% from its liquidation preference.

The following table summarizes Cumulative Preferred Shares information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 6/30/2025	Net Proceeds	2025 Dividend Rate Range	Dividend Rate at 6/30/2025	Accrued Dividends at 6/30/2025
H 5.375%	June 7, 2019	2,000,000	1,910,360	$48,145,405	Fixed Rate	5.375%	$40,485
J 4.500%	April 14, 2021	6,116	5,804	145,100,000	Fixed Rate	4.500%	90,688
K 4.250%	October 4, 2021	6,000,000	5,403,016	144,875,000	Fixed Rate	4.250%	157,796
M 5.200%	October 11, 2024	—	15,650,000	156,350,000	Fixed Rate	5.200%	90,422

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

On February 24, 2025, the Board announced that it had approved the spin off of a newly created closed-end fund (Gabelli Preferred Securities Trust or “GPS”) whose investment objective will be to seek income and capital appreciation by investing in preferred securities.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of May 19, 2025, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 12, 2025 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 12, 2025. At that meeting, common and preferred shareholders, voting together as a single class, re-elected Mario J. Gabelli, Michael J. Melarkey, Christina A. Peeney, and Susan Watson Lauglin as Trustees of the Fund, with 82,916,083 votes, 82,664,483 votes, 83,021,083 votes, and 85,057,179 votes cast in favor of these Trustees, and 9,384,563 votes, 9,636,164 votes, 9,279,563 votes, and 7,243,467 votes withheld for these Trustees, respectively.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Robert P. Astorino, Elizabeth C. Bogan, Anthony S. Colavita, James P. Conn, Frank J. Fahrenkopf, Jr., Agnes Mullady, Salvatore M. Salibello, Anthonie C. van Ekris, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

THE GABELLI DIVIDEND & INCOME TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Dividend & Income Trust is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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THE GABELLI DIVIDEND AND INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management, Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Sarah Donnelly joined Gabelli in 1999 as a junior research analyst working with the consumer staples and media analysts. Currently she is a portfolio manager of Gabelli Funds, LLC, a Senior Vice President, and the Food, Household, and Personal Care products research analyst for Gabelli & Company. Her responsibilities include leading the Health & Wellness platform. Ms. Donnelly received a BS in Business Administration with a concentration in Finance and minor in History from Fordham University.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Brian C. Sponheimer is a portfolio manager and research analyst, responsible for coverage of automotive, trucking, and machinery stocks. In 2010, 2011, and 2016, Mr. Sponheimer was recognized by various financial publications, including the Wall Street Journal and the Financial Times, as a “Best on the Street” analyst. He began his business career in institutional equities at CIBC World Markets in New York and Boston. Mr. Sponheimer graduated cum laude from Harvard University with a BA in Government and received an MBA in Finance and Economics from Columbia Business School.

Regina M. Pitaro is a Managing Director and Head of Institutional Marketing at GAMCO Investors, Inc. Ms. Pitaro joined the Firm in 1984 and coordinates the organization’s focus with consultants and plan sponsors. She also serves as a Managing Director and Director of GAMCO Asset Management, Inc., and serves as a portfolio manager for Gabelli Funds, LLC. Ms. Pitaro holds an MBA in Finance from Columbia University, a Master’s degree in Anthropology from Loyola University of Chicago, and a Bachelor’s degree from Fordham University.

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his BA in Economics from Northwestern University.

Hendi Susanto joined Gabelli in 2007 as the lead technology research analyst. He spent his early career in supply chain management consulting and operations in the technology industry. He currently is a portfolio manager of Gabelli Funds, LLC and a Vice President of Associated Capital Group, Inc. Mr. Susanto received a BS degree summa cum laude from the University of Minnesota, an MS from Massachusetts Institute of Technology, and an MBA degree from the Wharton School of Business.

Lieutenant Colonel G. Anthony (Tony) Bancroft, USMCR, joined the Firm in 2009 as an associate in the alternative investments division and is currently an analyst covering the aerospace and defense and environmental services sectors, with a focus on suppliers to the commercial, military, and regional jet aircraft industry and waste services. He previously served in the United States Marine Corps as an F/A-18 Hornet fighter pilot. Tony graduated with distinction from the United States Naval Academy with a BS in systems engineering and holds an MBA in finance and economics from Columbia Business School.

Ashish Sinha joined GAMCO UK in 2012 as a research analyst. Prior to joining the Firm, Mr. Sinha was a research analyst at Morgan Stanley in London for seven years and has covered European Technology, Mid-Caps, and Business Services. He also worked in planning and strategy at Birla Sun Life Insurance in India. Currently Mr. Sinha is a portfolio manager of Gabelli Funds, LLC and an Assistant Vice President of GAMCO Asset Management UK. Mr. Sinha has a BSBA degree from the Institute of Management Studies and an MB from IIFT.

Gustavo Pifano joined the Firm in 2008 and is based in London. He serves as an assistant vice president of research and covers the industrial and consumer sectors with a focus on small-cap stocks. Gustavo is a member of the risk management group and responsible for the Firm’s UK compliance oversight and AML reporting functions. Gustavo holds a BBA in Finance from University of Miami and an MBA degree from University of Oxford Said Business School.

Justin Bergner, CFA, is a Vice President at Gabelli and a portfolio manager for Gabelli Funds LLC. Justin rejoined Gabelli in 2013 as a research analyst covering Diversified Industrials, Home Improvement, and Transport companies. He began his investment career at Gabelli in 2005 as a metals and mining analyst, and subsequently spent five years at Axiom International Investors as a senior analyst focused on industrial and healthcare stocks. Prior to business school, Mr. Bergner worked in management consulting at both Bain & Company and Dean & Company. Mr. Bergner graduated cum laude from Yale University with a BA in Economics and Mathematics and received an MBA in Finance and Accounting from the Wharton School at the University of Pennsylvania.

Justin McAuliffe, joined the firm in 2021 as a research analyst covering the gaming and lodging sector as well as food retail. Previously, he served as Program-Related Investment Officer at the Conrad N. Hilton Foundation. Justin is a graduate of the Cornell School of Hotel Administration and has an MBA from the Marshall School of Business at USC.

Macrae (Mac) Sykes joined the Firm in 2008 as an analyst focused on financial services. He was ranked #1 investment services analyst by the Wall Street Journal in 2010, was a runner-up in the annual StarMine analyst awards for stock picking in 2014 and 2018, and received several honorable mentions for coverage of brokers and asset managers from Institutional Investor. In 2018, Mac was a contributing author to The Warren Buffet Shareholder: Stories from inside the Berkshire Hathaway Annual Meeting edited by Lawrence Cunningham and Stephen Cuba. Mac holds a BA in Economics from Hamilton College and an MBA degree in Finance from Columbia Business School.

Daniel M. Miller currently serves as a portfolio manager of Gabelli Funds, LLC and is also a Managing Director of GAMCO Investors, Inc. Mr. Miller joined the Firm in 2002 and graduated magna cum laude with a degree in Finance from the University of Miami in Coral Gables, Florida.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGDVX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Robert P. Astorino
President, SR Media LLC

Elizabeth C. Bogan
Former Senior Lecturer
in Economics,
Princeton University

Anthony S. Colavita
President,
Anthony S. Colavita, P.C.

James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance
Holdings Ltd.

Frank J. Fahrenkopf, Jr.
Former President & Chief
Executive Officer,
American Gaming Association

Susan Watson Laughlin
Former President,
Investor Relations Association

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Christina A. Peeney
Adjunct Professor,
Middlesex County College

Salvatore M. Salibello
Senior Partner,
Bright Side Consulting

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

Carter W. Austin
Vice President & Ombudsman

Laurissa M. Martire
Vice President & Ombudsman

David I. Schachter
Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

CUSTODIAN

State Street Bank and Trust
Company

COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

TRANSFER AGENT AND
REGISTRAR

Computershare Trust Company, N.A.

GDV Q2/2025

GABELLI FUNDS

THE GABELLI DIVIDEND & INCOME TRUST

GDV

Semiannual Report
June 30, 2025

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a)	Provide the information specified in the table with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser” as defined in Rule 10b-18(a)(3) under the Exchange Act (17CFR 240-10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2025 through 01/31/2025	Common – 34,887 Preferred Series J – N/A Preferred Series M – N/A Preferred Series K – 7,800 Preferred Series H – N/A	Common – $24.88 Preferred Series J – N/A Preferred Series M – N/A Preferred Series K – $18.76 Preferred Series H – N/A	Common – 34,887 Preferred Series J – N/A Preferred Series M – N/A Preferred Series K – 7,800 Preferred Series H – N/A	Common – 89,153,561 - 34,887 = 89,118,674 Preferred Series J – 5,804 Preferred Series M – 15,300,000 Preferred Series K – 5,479,419 - 7,800 = 5,471,619 Preferred Series H – 1,940,028
Month #2 02/01/2025 through 02/28/2025	Common – 35,341 Preferred Series J – N/A Preferred Series M – N/A Preferred Series K – 2,100 Preferred Series H – N/A	Common – $24.87 Preferred Series J – N/A Preferred Series M – N/A Preferred Series K – $18.75 Preferred Series H – N/A	Common – 35,341 Preferred Series J – N/A Preferred Series M – N/A Preferred Series K – 2,100 Preferred Series H – N/A	Common – 89,118,674 - 35,341 = 89,083,333 Preferred Series J – 5,804 Preferred Series M – 15,300,000 Preferred Series K – 5,471,619 - 2,100 =5,469,519 Preferred Series H – 1,940,028
Month #3 03/01/2025 through 03/31/2025	Common – 10,798 Preferred Series J – N/A Preferred Series M – N/A Preferred Series K – 7,600 Preferred Series H – N/A	Common – $24.01 Preferred Series J – N/A Preferred Series M – N/A Preferred Series K – $18.73 Preferred Series H – N/A	Common – 10,798 Preferred Series J – N/A Preferred Series M – N/A Preferred Series K – 7,600 Preferred Series H – N/A	Common – 89,083,333 - 110,772 = 88,972,561 Preferred Series J – 5,804 Preferred Series M – 15,300,000 Preferred Series K – 5,469,519 - 7,600 = 5,461,919 Preferred Series H – 1,940,028

Month #4 04/01/2025 through 04/30/2025	Common – 180,635 Preferred Series J – N/A Preferred Series M – N/A Preferred Series K – 52,994 Preferred Series H – 5,488	Common – $22.63 Preferred Series J – N/A Preferred Series M – N/A Preferred Series K – $18.31 Preferred Series H – $22.99	Common – 180,635 Preferred Series J – N/A Preferred Series M – N/A Preferred Series K – 52,994 Preferred Series H – 5,488

Common – 88,972,561 -180,635 = 88,791,926

Preferred Series J – 5,804

Preferred Series M – 15,300,000

Preferred Series H – 1,940,028 - 5,488 = 1,934,540

Preferred Series K – 5,461,919 - 52,994 = 5,408,925

Month #5 05/01/2025 through 05/31/2025	Common – 115,435 Preferred Series J – N/A Preferred Series M – N/A Preferred Series K – 4,309 Preferred Series H – 14,692	Common – $24.60 Preferred Series J – N/A Preferred Series M – N/A Preferred Series K – $18.49 Preferred Series H – $22.92	Common – 115,435 Preferred Series J – N/A Preferred Series M – N/A Preferred Series K – 4,309 Preferred Series H – 14,692	Common – 88,791,926 - 115,435 = 88,676,491 Preferred Series J – 5,804 Preferred Series M – 15,300,000 Preferred Series K – 5,408,925 Preferred Series H – 1,934,540 - 14,692 = 1,919,848
Month #6 06/01/2025 through 06/30/2025	Common – 60,317 Preferred Series J – N/A Preferred Series M – N/A Preferred Series K – 5,909 Preferred Series H – 9,488	Common – $25.01 Preferred Series J – N/A Preferred Series M – N/A Preferred Series K – $18.19 Preferred Series H – $22.67	Common – 533,914 Preferred Series J – N/A Preferred Series M – N/A Preferred Series K – 5,909 Preferred Series H – 9,488

Common – 88,676,491 - 56,844 = 88,619,647

Preferred Series J – 5,804

Preferred Series M – 15,300,000

Preferred Series K – 5,408,925 - 5,909 = 5,403,016

Preferred Series H – 1,919,848 - 9,488 = 1,910,360

Total	Common – 533,914 Preferred Series J – N/A Preferred Series M – N/A Preferred Series K – 76,403 Preferred Series H – 29,668	Common – $24.11 Preferred Series J – N/A Preferred Series M – N/A Preferred Series K – $18.47 Preferred Series H – $22.86	Common – 175,971 Preferred Series J – N/A Preferred Series M – N/A Preferred Series K – 76,403 Preferred Series H – 29,668	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares. Any or all shares outstanding may be repurchased when the respective preferred shares are trading at a discount to the liquidation values.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	If the registrant is a closed-end management investment company, provide the following dollar amounts of income and fees/compensation related to the securities lending activities of the registrant during its most recent fiscal year:

(1)	Gross income from securities lending activities; $0

(2)	All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (“revenue split”); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees; $0

(3)	The aggregate fees/compensation disclosed pursuant to paragraph (2); $0 and

(4)	Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)). $0

(b)	If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrant’s most recent fiscal year. N/A

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Dividend & Income Trust

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2025

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 4, 2025

*	Print the name and title of each signing officer under his or her signature.